Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of contract with customer, asset and liability

	December 31,	December 31,
	2021	2022
Contract assets	35,104,329	52,515,766
Customer deposits (Note 14)	1,162,430,468	1,280,517,005

Schedule of impact of adopting ASC 606 on consolidated statement of comprehensive income

	As previously	Effects of
	reported at	adoption
	December 31,	of Credit Loss	As adjusted at
	2019	ASUs	January 1, 2020
Consolidated balance sheets
Accounts receivable	97,911,510	(2,829,696)	95,081,814
Other deposits and prepayments	277,463,137	(1,908,929)	275,554,208
Amounts due from related parties	200,757,623	(1,781,767)	198,975,856
Total current assets	5,645,063,109	(6,520,392)	5,638,542,717
Total assets	7,421,664,433	(6,520,392)	7,415,144,041
Total equity	791,952,022	(6,520,392)	785,431,630

Schedule of useful lives

Corporate aircraft	15 years
Vehicles	5 years
Furniture and fixtures	5 years
Office buildings	20‑60 years

Schedule of interest expense

	2020	2021	2022
	US$	US$	US$
Amortization of issuance cost related to long-term debt	116,249	349,045	256,645
Interest expense of finance leases	31,286,261	45,561,734	29,660,708
Interest on borrowings	312,779,581	272,562,353	216,758,003
Total interest costs	344,182,091	318,473,132	246,675,356
Total interest costs capitalized	(214,694,686)	(135,074,360)	(88,666,945)
Interest expense, net	129,487,405	183,398,772	158,008,411

Beijing Yuzhouyun Technology Development Center [Member]
Schedule of information related to VIE's

The carrying amounts and classifications of the assets and liabilities of Yuzhouyun are as follows:

	December 31,	December 31,
	2021	2022
	US$	US$
Current assets	346,637	174,470
Non-current assets	3,177,609	2,873,855
Total assets	3,524,246	3,048,325

Current liabilities	14,499,043	17,699,203
Non-current liabilities	13,645,560	10,337,995
Total liabilities	28,144,603	28,037,198

The financial performance and cash flows of Yuzhouyun are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2022
	US$	US$
Revenue	1,703,972	244,130
Cost of revenue	(3,755,276)	(2,534,745)
Net loss	(8,794,606)	(2,539,202)
Net cash (used in)/provided by operating activities	(13,884,957)	2,671,405
Net cash used in investing activities	(14,799)	—
Net cash provided by/(used in) financing activities	13,108,128	(2,700,960)

RuizhuoXihui [Member]
Schedule of information related to VIE's

The carrying amounts and classifications of the assets and liabilities of Ruizhuo Xihui are as follows:

	December 31,	December 31,
	2021	2022
	US$	US$
Current assets	2,748,904	2,621,527
Non-current assets	—	(10,806)
Total assets	2,748,904	2,610,721

Current liabilities	2,791,771	2,619,769
Total liabilities	2,791,771	2,619,769

The financial performance and cash flows of Ruizhuo Xihui are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2022
	US$	US$
Revenue	451,176	235,890
Cost of revenue	(26,605)	(64,034)
Net income	367,929	31,287
Net cash provided by/(used in) operating activities	39,366	(13,900)
Net cash used in investing activities	—	—
Net cash used in financing activities	—	—